other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
other long-term assets
Balance, beginning of period	$ 538	$ 515
Additions	122	228
Amortization	(88)	(171)
Balance, end of period	572	572
Current	320	320
Non-current	252	252	$ 218
Total	572	572	515
Costs incurred to obtain contracts with customers
other long-term assets
Balance, beginning of period	493	476
Additions	113	211
Amortization	(85)	(166)
Balance, end of period	521	521
Current	307	307
Non-current	214	214
Total	521	521	476
Costs incurred to fulfill contracts with customers
other long-term assets
Balance, beginning of period	45	39
Additions	9	17
Amortization	(3)	(5)
Balance, end of period	51	51
Current	13	13
Non-current	38	38
Total	$ 51	$ 51	$ 39